Condensed Consolidated and Combined Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Services net sales	$ 154.0	$ 139.8	$ 598.6	$ 628.6	$ 638.2
Products net sales	113.3	100.3	384.9	420.9	441.9
Total net sales	267.3	240.1	983.5	1,049.5	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	77.7	71.9	297.1	291.9	301.2
Products cost of sales (exclusive of depreciation and amortization)	63.0	55.0	226.2	230.9	236.3
Total cost of sales	169.4	158.5	619.0	631.5	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	56.7	49.0	209.8	199.2	290.5
Restructuring, impairment and other charges-net	3.8	0.6	5.4	4.4	4.8
Depreciation and amortization	10.2	9.5	43.3	41.7	40.7
Income from operations	27.2	22.5	106.0	172.7	90.8
Interest expense-net	11.1	0.3	11.7	1.1	1.5
Investment and other income-net			0.0	(0.1)	(3.1)
Earnings before income taxes	16.1	22.2	94.3	171.7	92.4
Income tax expense	6.8	8.8	35.2	67.4	35.0
Net earnings	$ 9.3	$ 13.4	$ 59.1	$ 104.3	$ 57.4
Net earnings per share
Basic net earnings per share	$ 0.29	$ 0.41	$ 1.81	$ 3.22	$ 1.77
Diluted net earnings per share	$ 0.28	$ 0.41	$ 1.80	$ 3.22	$ 1.77
Weighted average number of common shares outstanding
Basic	32.6	32.4	32.6	32.4	32.4
Diluted	32.8	32.4	32.8	32.4	32.4
R.R. Donnelley Affiliates
Services cost of sales (exclusive of depreciation and amortization)	$ 9.9	$ 11.2	$ 37.8	$ 40.4	$ 39.3
Products cost of sales (exclusive of depreciation and amortization)	$ 18.8	$ 20.4	$ 57.9	$ 68.3	$ 76.5